Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LONGLEAF PARTNERS FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 3, 2023
TO PROSPECTUS DATED MAY 1, 2023
Pages 9 and 13 of the Prospectus and page 1 of both Longleaf Partners International Fund’s and Longleaf Partners Global Fund’s Summary Prospectus should be updated to reflect that the International Fund’s and Global Fund’s expense caps have been reduced from 1.15% to 1.05%. The fee table on page 22 of the Prospectus should be updated to reflect that the fee caps on the International Fund and the Global Fund have been reduced from 1.15% to 1.05% effective November 1, 2023 through at least April 30, 2025.

Longleaf Partners International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LONGLEAF PARTNERS FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 3, 2023
TO PROSPECTUS DATED MAY 1, 2023
Pages 9 and 13 of the Prospectus and page 1 of both Longleaf Partners International Fund’s and Longleaf Partners Global Fund’s Summary Prospectus should be updated to reflect that the International Fund’s and Global Fund’s expense caps have been reduced from 1.15% to 1.05%. The fee table on page 22 of the Prospectus should be updated to reflect that the fee caps on the International Fund and the Global Fund have been reduced from 1.15% to 1.05% effective November 1, 2023 through at least April 30, 2025.

Longleaf Partners Global Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LONGLEAF PARTNERS FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 3, 2023
TO PROSPECTUS DATED MAY 1, 2023
Pages 9 and 13 of the Prospectus and page 1 of both Longleaf Partners International Fund’s and Longleaf Partners Global Fund’s Summary Prospectus should be updated to reflect that the International Fund’s and Global Fund’s expense caps have been reduced from 1.15% to 1.05%. The fee table on page 22 of the Prospectus should be updated to reflect that the fee caps on the International Fund and the Global Fund have been reduced from 1.15% to 1.05% effective November 1, 2023 through at least April 30, 2025.